Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (16,252)	SFr (20,269)		SFr (20,269)
Balance at end of period	(19,304)	(16,252)		(19,304)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	253	28	SFr (26)	28	SFr (72)
Increase/(decrease)	13	155	45	168	92
Increase/(decrease) due to equity method investments			(3)		(7)
Reclassification adjustments, included in net income	5	70	1	75	4
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	18	225	43	243	89
Balance at end of period	271	253	17	271	17
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,064)	(14,469)	(13,245)	(14,469)	(13,442)
Increase/(decrease)	(450)	(595)	(589)	(1,045)	(394)
Increase/(decrease) due to equity method investments			0		0
Reclassification adjustments, included in net income	17	0	0	17	2
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(433)	(595)	(589)	(1,028)	(392)
Balance at end of period	(15,497)	(15,064)	(13,834)	(15,497)	(13,834)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	28	30	24	30	10
Increase/(decrease)	(47)	(5)	12	(52)	26
Increase/(decrease) due to equity method investments			0		0
Reclassification adjustments, included in net income	29	3	0	32	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(18)	(2)	12	(20)	26
Balance at end of period	10	28	36	10	36
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,617)	(3,690)	(3,956)	(3,690)	(3,974)
Increase/(decrease)	0	0	323	0	323
Increase/(decrease) due to equity method investments			0		0
Reclassification adjustments, included in net income	73	73	63	146	123
Cumulative effect of accounting changes, net of tax					(42)
Total increase/(decrease)	73	73	386	146	404
Balance at end of period	(3,544)	(3,617)	(3,570)	(3,544)	(3,570)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	570	604	363	604	387
Increase/(decrease)	0	0	338	0	338
Increase/(decrease) due to equity method investments			0		0
Reclassification adjustments, included in net income	(34)	(34)	(32)	(68)	(56)
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)	(34)	(34)	306	(68)	282
Balance at end of period	536	570	669	536	669
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	1,578	(2,772)	(2,033)	(2,772)	(890)
Increase/(decrease)	(2,680)	4,273	(312)	1,593	(1,463)
Increase/(decrease) due to equity method investments			0		0
Reclassification adjustments, included in net income	22	77	81	99	111
Cumulative effect of accounting changes, net of tax					(22)
Total increase/(decrease)	(2,658)	4,350	(231)	1,692	(1,374)
Balance at end of period	(1,080)	1,578	(2,264)	(1,080)	(2,264)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,252)	(20,269)	(18,873)	(20,269)	(17,981)
Increase/(decrease)	(3,164)	3,828	(183)	664	(1,078)
Increase/(decrease) due to equity method investments			(3)		(7)
Reclassification adjustments, included in net income	112	189	113	301	184
Cumulative effect of accounting changes, net of tax					(64)
Total increase/(decrease)	(3,052)	4,017	(73)	965	(965)
Balance at end of period	(19,304)	(16,252)	(18,946)	(19,304)	(18,946)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(17,546)		(17,546)
Balance at end of period	(16,700)			(16,700)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		28		28	(58)
Increase/(decrease)				168	93
Reclassification adjustments, included in net income				75	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				243	93
Balance at end of period	271		35	271	35
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(14,560)		(14,560)	(13,573)
Increase/(decrease)				(1,015)	(384)
Reclassification adjustments, included in net income				17	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				(998)	(384)
Balance at end of period	(15,558)		(13,957)	(15,558)	(13,957)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		30		30	9
Increase/(decrease)				(52)	27
Reclassification adjustments, included in net income				32	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				(20)	27
Balance at end of period	10		36	10	36
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(417)		(417)	(350)
Increase/(decrease)				0	0
Reclassification adjustments, included in net income				7	8
Cumulative effect of accounting changes, net of tax					(42)
Total increase/(decrease)				7	(34)
Balance at end of period	(410)		(384)	(410)	(384)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(7)		(7)	(8)
Increase/(decrease)				0	0
Reclassification adjustments, included in net income				0	0
Cumulative effect of accounting changes, net of tax					0
Total increase/(decrease)				0	0
Balance at end of period	(7)		(8)	(7)	(8)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(2,620)		(2,620)	(860)
Increase/(decrease)				1,515	(1,349)
Reclassification adjustments, included in net income				99	111
Cumulative effect of accounting changes, net of tax					(22)
Total increase/(decrease)				1,614	(1,260)
Balance at end of period	(1,006)		(2,120)	(1,006)	(2,120)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (17,546)		(17,546)	(14,840)
Increase/(decrease)				616	(1,613)
Reclassification adjustments, included in net income				230	119
Cumulative effect of accounting changes, net of tax					(64)
Total increase/(decrease)				846	(1,558)
Balance at end of period	SFr (16,700)		SFr (16,398)	SFr (16,700)	SFr (16,398)